CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Current assets
Cash	$ 2,327,337	$ 118,734
Accounts receivable, net of allowance for credit losses of $2,062,444 and $32,457 as of September 30, 2024, and December 31, 2023, respectively	2,613,327	$ 628,480
Due from related party	$ 560,380
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party
Prepaids and other current assets	$ 1,606,469	$ 79,920
Total current assets	7,107,513	$ 827,134
Note receivable, related party	$ 245,500
Financing Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related party	Related party
Right-of-use assets, net	$ 417,835
Intangible assets, net	11,547,500
Goodwill	4,916,694
Fixed assets, net	794,688	$ 3,657
Total assets	25,029,730	830,791
Current liabilities
Accounts payable and accrued liabilities	8,270,393	1,824,408
Deferred revenue	683,111	802,524
Due to related party	$ 456,858	$ 338,506
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party
Operating lease liability	$ 68,958
Financing lease liability	191,330
Factoring payable	208,788
Encompass Purchase liability	265,978
Income tax payable	63,855
SAFE Note		$ 135,000
Contingent liability		600,000
ELOC Commitment Fee Note	495,000
Notes payable, net of discount	439,183	220,000
Total current liabilities	19,206,202	4,243,438
Notes payable, less current portion, net of discount	593,941
Operating lease liability, less current portion	289,263
Financing lease liability, less current portion	181,312
Total liabilities	20,270,718	4,243,438
Commitments, Contingencies and Concentration Risk (Note 9)
Stockholders' equity (deficit)
Preferred stock, $0.0001 par value, 10,000,000 shares authorized; 6,158 and 0 shares issued and outstanding as of September 30, 2024, and December 31, 2023, respectively	1
Common stock, $0.0001 par value; 100,000,000 shares authorized 15,362,278 and 4,639,643 shares issued and outstanding as of September 30, 2024, and December 31, 2023, respectively	1,536	464
Additional paid-in capital	66,282,056	6,027,153
Accumulated deficit	(61,524,581)	(9,114,985)
Non-controlling interest		(325,279)
Total stockholders' equity (deficit)	4,759,012	(3,412,647)
Total liabilities and stockholders' equity (deficit)	25,029,730	830,791
Nonrelated party
Current assets
Right-of-use assets, net	417,835
Current liabilities
Operating lease liability	68,958
Operating lease liability, less current portion	289,263
Related party
Current liabilities
Loan payable, related party, net of discount	471,651	$ 323,000
Line of credit
Current liabilities
Line of credit	456,097
ELOC
Current liabilities
Line of credit	177,000
Additional Bridge Notes
Current liabilities
Notes payable, current portion	122,000
Exchange Note
Current liabilities
Notes payable, current portion	1,851,000
Quantum Convertible Note
Current liabilities
Notes payable, current portion	2,985,000
September 2024 Convertible Note [Member]
Current liabilities
Notes payable, current portion	$ 2,000,000